SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
IncomeTaxExpenseBenefitLineItems [Line Items]
Current tax provision	$ 339,414	$ 351,179	$ 1,000,887
Deferred tax provision (benefit)			1,411
Income tax provision	339,414	351,179	1,002,298
CAYMAN ISLANDS
IncomeTaxExpenseBenefitLineItems [Line Items]
Current tax provision
Deferred tax provision (benefit)
HONG KONG
IncomeTaxExpenseBenefitLineItems [Line Items]
Current tax provision
Deferred tax provision (benefit)
CHINA
IncomeTaxExpenseBenefitLineItems [Line Items]
Current tax provision	339,414	351,179	1,000,887
Deferred tax provision (benefit)			$ 1,411